RELATED PARTY TRANSACTIONS (Q1) (Details) - USD ($)		3 Months Ended		12 Months Ended
	Jan. 23, 2024	Mar. 31, 2024	Mar. 31, 2023	Dec. 31, 2023	Dec. 31, 2022
Related Party Transaction [Line Items]
Technology and software development		$ 1,666,000	$ 2,300,000	$ 8,011,000	$ 11,353,000
8% Secured Convertible Notes, due January 23, 2026 | Convertible Debt
Related Party Transaction [Line Items]
Aggregate principal amount	$ 6,400,000
Interest rate (as percent)	8.00%
12% Secured Term Notes, due January 23, 2026 | Secured Debt
Related Party Transaction [Line Items]
Aggregate principal amount	$ 1,600,000
Interest rate (as percent)	12.00%
Majority Shareholder
Related Party Transaction [Line Items]
Technology and software development		2,000	$ 4,000	13,000	153,000
Accounts payable		2,000		2,000	3,000
Related Party
Related Party Transaction [Line Items]
Accounts payable		$ 0		$ 540,000	$ 0
Related Party | 8% Secured Convertible Notes, due January 23, 2026 | Convertible Debt
Related Party Transaction [Line Items]
Aggregate principal amount	$ 6,400,000
Interest rate (as percent)	8.00%
Related Party | 12% Secured Term Notes, due January 23, 2026 | Secured Debt
Related Party Transaction [Line Items]
Aggregate principal amount	$ 1,600,000
Interest rate (as percent)	12.00%
Mr. Sykes, CFO | 8% Secured Convertible Notes, due January 23, 2026 | Convertible Debt
Related Party Transaction [Line Items]
Interest rate (as percent)	8.00%
Purchases from related party	$ 25,000
Mr. Sykes, CFO | 12% Secured Term Notes, due January 23, 2026 | Secured Debt
Related Party Transaction [Line Items]
Interest rate (as percent)	12.00%
Purchases from related party	$ 6,250
Mr. Harris, CEO | 8% Secured Convertible Notes, due January 23, 2026 | Convertible Debt
Related Party Transaction [Line Items]
Interest rate (as percent)	8.00%
Purchases from related party	$ 320,000
Mr. Harris, CEO | 12% Secured Term Notes, due January 23, 2026 | Secured Debt
Related Party Transaction [Line Items]
Interest rate (as percent)	12.00%
Purchases from related party	$ 80,000
Director | 8% Secured Convertible Notes, due January 23, 2026 | Convertible Debt
Related Party Transaction [Line Items]
Interest rate (as percent)	8.00%
Purchases from related party	$ 1,300,000
Director | 12% Secured Term Notes, due January 23, 2026 | Secured Debt
Related Party Transaction [Line Items]
Interest rate (as percent)	12.00%
Purchases from related party	$ 5,200,000